RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Pursuant to IAS 24, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, companies belonging to the FCA Group and Exor Group, unconsolidated subsidiaries of the Group, associates and joint ventures. In addition, members of Ferrari Group Board of Directors, Board of Statutory Auditors and executives with strategic responsibilities and their families are also considered related parties.
The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:
Transactions with FCA Group companies

•	the sale of engines and car bodies to Maserati S.p.A. (“Maserati”) which is controlled by the FCA Group;

•	the purchase of engine components for the use in the production of Maserati engines from FCA US LLC, which is controlled by FCA Group;

•
the purchase of automotive lighting and automotive components from Magneti Marelli S.p.A., Automotive Lighting Italia S.p.A., Sistemi Sospensioni S.p.A. and Magneti Marelli Powertrain Slovakia s.r.o. (which form part of “Magneti Marelli”), which are controlled by the FCA Group;

•
transactions with other FCA Group companies, mainly relating to the services provided by FCA Group companies, including human resources, payroll, tax, customs and procurement of insurance coverage and sponsorship revenues for the display of FCA Group company logos on the Formula 1 cars;

•
in 2016, the Group sold a portion of its trade and financial receivables to the FCA Bank Group, which is a joint venture between FCA Group and Credit Agricole. On derecognition of the asset, the difference between the carrying amount and the consideration received or receivable was recognized in cost of sales;

•
in November 2016, the Group finalized an agreement with FCA Bank to provide financial services in Europe. Under such agreement FCA Bank acquired from the Group a majority stake in FFS GmbH for a purchase price of €18,595 thousand, which the Group received upon sale. In addition to the purchase price, as a result of the funding of FFS GmbH being directly provided by FCA Bank, the Group also received cash of €431,958 thousand.

Transactions with Exor Group companies

•	the Group incurs rental costs from Iveco Group companies related to the rental of trucks used by the Formula 1 racing team;

•	the Group earns sponsorship revenue from Iveco S.p.A.

Transactions with other related parties

•	the purchase of components for Formula 1 racing cars from COXA S.p.A., controlled by Piero Ferrari;

•	consultancy services provided by HPE S.r.l., controlled by Piero Ferrari;

•	sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;

•	sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.

Pursuant to the charter of the Audit Committee, the Audit Committee reviews and approves related party transactions in order ensure that they are entered into on arm’s length terms. In accordance with IAS 24, transactions with related parties also include compensation to Directors, the Audit Committee and managers with strategic responsibilities.

The amounts of the transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2017			2016			2015
	Net revenues	Costs(1)	Net financial expenses/(income)	Net revenues	Costs(1)	Net financial expenses/(income)	Net revenues	Costs(1)	Net financial expenses/(income)
	(€ thousand)
FCA Group companies
Maserati	315,407	4,698	—	241,478	1,933	—	184,444	2,250	67
FCA US LLC	6	44,882	—	—	37,612	—	1,253	23,562	—
Magneti Marelli	1,866	36,670	—	1,735	29,663	—	1,397	29,746	—
Other FCA Group companies	6,754	7,007	(1,191)	5,472	9,163	(471)	7,412	42,768	(11,601)
Total FCA Group companies	324,033	93,257	(1,191)	248,685	78,371	(471)	194,506	98,326	(11,534)

Exor Group companies (excluding the FCA Group)	283	492	—	192	173	—	277	338	—

Other related parties
COXA S.p.A.	48	6,141	—	121	7,096	—	174	7,561	—
HPE S.r.l.	—	7,525	—	—	6,447	—	11	5,518	—
Other related parties	2,111	—	—	1,950	24	—	1,024	6	—
Total other related parties	2,159	13,666	—	2,071	13,567	—	1,209	13,085	—
Total transactions with related parties	326,475	107,415	(1,191)	250,948	92,111	(471)	195,992	111,749	(11,534)
Total for the Group	3,416,890	1,986,792	29,260	3,105,084	1,899,433	27,729	2,854,369	1,848,467	10,151
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income).
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2017				2016
	Trade receivables	Trade payables	Other current assets(1)	Other liabilities(2)	Trade receivables	Trade payables	Other current assets(1)	Other liabilities(2)
	(€ thousand)
FCA Group companies
Maserati	71,560	3,028	—	37,496	73,532	4,462	—	32,379
FCA US LLC	129	6,848	—	—	166	12,529	—	—
Magneti Marelli	899	8,103	—	—	1,739	6,702	—	—
Other FCA Group companies	2,657	4,646	2,097	27	257	3,291	1,439	12
Total FCA Group companies	75,245	22,625	2,097	37,523	75,694	26,984	1,439	32,391

Exor Group companies (excluding the FCA Group)	345	202	—	—	235	41	—	—

Other related parties
COXA S.p.A.	3	1,142	—	—	16	1,194	—	—
HPE S.r.l.	—	1,150	—	—	—	1,162	—	—
Other related parties	268	—	—	—	554	68	—	4
Total other related parties	271	2,292	—	—	570	2,424	—	4
Total transactions with related parties	75,861	25,119	2,097	37,523	76,499	29,449	1,439	32,395
Total for the Group	239,410	607,505	51,566	649,510	243,977	614,888	55,041	697,870
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(1)    Other current assets include other current assets and current tax receivables.
(2)    Other liabilities include other liabilities and current tax payables.

Financial assets and liabilities originating from related party transactions are as follows:

	2017			2016
	Receivables from financing activities	Current financial assets	Debt	Receivables from financing activities	Current financial assets	Debt

FCA Global Finance		—	—	—	861	—
Total transactions with related parties	—	—	—	—	861	—
Total for the Group	732,947	15,683	1,806,181	790,377	16,276	1,848,041

Emoluments to Directors, Statutory Auditors and Key Management
The fees of the Directors and Statutory Auditors of Ferrari N.V. (and for 2015 also Ferrari S.p.A.) for carrying out their respective functions, including those in other consolidated companies, are as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Directors of Ferrari N.V.	17,767	8,617	243
Directors of Ferrari S.p.A.	—	—	2,904
Statutory auditors	112	105	105
Total emoluments	17,879	8,722	3,252

The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2017 was €17,767 thousand, inclusive of the following:
•€1,277 thousand for salary; and

•
€16,490 thousand for share-based compensation recognized for the performance period 2016 and 2017 in relation to 450 thousand PSUs awarded to the CEO under the equity incentive plan, which covers a five-year performance period from 2016 to 2020, consistent with the Company’s strategic horizon. The PSU awards vest in three equal tranches in March 2019, 2020 and 2021, subject to the achievement of a market performance condition related to Total Shareholder Return, therefore at December 31, 2017 none of the PSU awards had vested. See Note 22 “Share-based compensation” for information related to the equity incentive plan.

The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2016 was €8,617 thousand and for the year ended December 31, 2015, including Ferrari S.p.A., was €3,147 thousand, inclusive of the following:

•	€2,827 thousand in 2016 and €2,372 thousand in 2015 for salary;

•	€290 thousand in 2016 and €775 thousand in 2015 as the Group’s contribution to defined benefit obligations and long-term bonus plans; and

•	€5,500 thousand in 2016 for compensation costs related to the retirement of the former CEO of the Group.
Non-Executive Directors’ compensation for the years ended December 31, 2017 and 2016 included €418 thousand and €1,110 thousand, respectively, that was settled in treasury shares in 2017.

Following the election of the Board of Directors at the Annual General Meeting of Shareholders on April 15, 2016, Non-Executive Directors had the option to receive the board retainer fee component of their Directors’ compensation in 50% cash and 50% Ferrari common shares, or alternatively, to receive 100% in Ferrari common shares. Following the Annual General Meeting of Shareholders on April 14, 2017, Non-Executive Directors’ compensation is fully settled in cash. The amounts settled in Ferrari common shares were accounted for as equity-settled share-based compensation and recognized as increases to equity in the relevant year.

The aggregate compensation for remaining key management in 2017 was €16,015 thousand (€12,290 thousand in 2016), inclusive of the following:

•	€10,964 thousand for salary (€11,059 thousand in 2016);

•	€314 thousand for long-term benefits (€1,231 thousand in 2016); and

•
€4,737 thousand for share-based compensation in relation to PSUs and RSUs awarded to key management under the equity incentive plan for the performance period covering 2016 and 2017. The PSU and RSU awards vest in three equal tranches in March 2019, 2020 and 2021, subject to the achievement of a market performance condition related to Total Shareholder Return, therefore at December 31, 2017 none of the PSU or RSU awards had vested. See Note 22 “Share-based compensation” for information related to the equity incentive plan.